Discontinued operations (Tables)	12 Months Ended
Mar. 30, 2019
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations
The following table presents the net income from discontinued operations for the year ended March 30, 2019, March 31, 2018, and March 25, 2017:

	Fiscal Year Ended
	March 30, 2019	March 31, 2018*	March 25, 2017*
	(In thousands, except per share amounts)
Net sales	$-	$110,789	$224,319
Cost of sales	-	72,615	143,194
Gross profit	-	38,174	81,125
Selling, general and administrative expenses	381	30,902	61,970
Restructuring charges	-	-	211
Depreciation and amortization	-	1,674	3,170
Total operating expenses	381	32,576	65,351
Operating (loss) income	(381)	5,598	15,774
Interest and other financial costs	-	3,683	6,905
Debt extinguishment charges	-	3,415	-
(Loss) income before taxes	(381)	(1,500)	8,869
Income tax expense (benefit)	-	92	(7,065)

(Loss) income from discontinued operations, net of taxes	(381)	(1,592)	15,934
Gain on disposal, net of taxes	-	37,682	-
Net (loss) income from discontinued operations	$(381)	$36,090	$15,934

Weighted average common shares outstanding:
Basic	17,961	17,961	17,961
Diluted	17,961	18,393	18,418
Net (loss) income from discontinued operations per common share:
Basic	$(0.02)	$2.01	$0.89
Diluted	$(0.02)	$1.96	$0.87

(*)	Recast (refer to note 1)

Schedule of Reconciliation of Gain on Sale of Subsidiary
The table below presents the reconciliation of the gain on the sale of Mayors:

October 23, 2017*
Cash proceeds on disposal	$134,982
Legal and professional fees incurred as a result of the Aurum Transaction	(3,759)
Cash	3,083
Accounts receivable	15,705
Inventory	89,101
Prepaid expenses	1,110
Property and equipment	11,176
Intangible assets	343
Other assets	244
Deferred income tax asset	6,705
Accounts payable	(27,207)
Accrued expenses	(3,552)
Long-term debt	(333)
Other long-term liabilities	(2,834)
Total identifiable net assets	93,541
Gain on disposal, net of taxes of nil	$37,682

(*)	Recast (refer to note 1)